COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

		Shares	Value
COMMON STOCK	57.6%
AIRPORTS—FOREIGN	0.4%
Flughafen Zurich AG (Switzerland)		982	$181,828
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)		13,084	126,279
Sydney Airport (Australia)		35,018	189,792

			497,899

COMMUNICATIONS—TOWERS	2.2%
American Tower Corp.		4,867	1,076,240
Crown Castle International Corp.		5,249	729,663
SBA Communications Corp.		3,890	938,074

			2,743,977

COMMUNICATIONS—FOREIGN	0.3%
SATELLITES	0.1%
SES SA (Luxembourg)		4,188	76,345

TOWERS	0.2%
Infrastrutture Wireless Italiane S.p.A., 144A (Italy)(a)		23,557	244,435

TOTAL COMMUNICATIONS—FOREIGN			320,780

CONSUMER STAPLES—FOREIGN	0.6%
WH Group Ltd., 144A (Hong Kong)(a)		498,345	446,353
Wilmar International Ltd. (Singapore)		84,330	227,581

			673,934

CONSUMER—NON-CYCLICAL	3.2%
AGRICULTURE	0.7%
Archer-Daniels-Midland Co.		14,535	596,953
Bunge Ltd.		4,866	275,513

			872,466

FOOD PRODUCTS	1.9%
Pilgrim’s Pride Corp.(b)		7,920	253,796
Tyson Foods, Inc., Class A		24,362	2,098,543

			2,352,339

FOOD PRODUCTS-FOREIGN	0.6%
BRF SA, ADR (Brazil) (USD)(b)		25,773	236,081
Luckin Coffee, Inc., ADR (China) (USD)(b)		5,595	106,305

		Shares	Value
Mowi (Norway)		15,642	$360,890

			703,276

TOTAL CONSUMER—NON-CYCLICAL			3,928,081

ELECTRIC	1.1%
Alliant Energy Corp.		6,304	339,975
Edison International		4,455	335,996
FirstEnergy Corp.		7,734	373,011
NorthWestern Corp.		4,625	347,106

			1,396,088

ELECTRIC—FOREIGN	0.8%
Elia System Operator SA/NV (Belgium)		4,230	345,787
Emera, Inc. (Canada)		3,708	162,779
Iberdrola SA (Spain)		30,067	312,509
Neoenergia Sa (Brazil)		25,288	125,194
Orsted A/S, 144A (Denmark)(a)		509	47,304

			993,573

ENERGY	8.1%
GAS—DISTRIBUTION	0.4%
Atmos Energy Corp.		1,918	218,441
ONE Gas, Inc.		3,195	307,071

			525,512

GAS—DISTRIBUTION—FOREIGN	0.5%
AltaGas Canada, Inc. (Canada)		5,907	117,930
Enn Energy Holdings Ltd. (China) (HKD)		23,857	246,859
Tokyo Gas Co., Ltd. (Japan)		7,000	176,384
Towngas China Co., Ltd. (China) (HKD)		140,000	105,031

			646,204

INTEGRATED OIL & GAS—FOREIGN	1.0%
Royal Dutch Shell PLC, Class B (Netherlands)		41,426	1,220,410

OIL & GAS	2.3%
Chevron Corp.		5,682	673,885
Concho Resources, Inc.		4,710	319,809
ConocoPhillips		3,972	226,324
Diamondback Energy, Inc.		2,292	206,074
EOG Resources, Inc.		9,154	679,410
Marathon Petroleum Corp.		5,833	354,355
Occidental Petroleum Corp.		5,259	233,868

		Shares	Value
Valero Energy Corp.		745	$63,504

			2,757,229

OIL & GAS—FOREIGN	3.9%
BP PLC (United Kingdom)		184,581	1,170,616
Eni S.p.A. (Italy)		16,785	256,749
Equinor ASA (Norway)		9,135	173,760
Gazprom PJSC OAO, ADR (Russia)		99,322	685,719
Lukoil PJSC, ADR (Russia) (USD)		5,688	470,625
Repsol SA (Spain)		5,191	81,135
Suncor Energy, Inc. (Canada)		20,999	662,376
Total SA (France)		23,131	1,207,259

			4,708,239

TOTAL ENERGY			9,857,594

GOLD	2.4%
iShares Gold Trust ETF(b)		53,180	749,838
SPDR Gold MiniShares Trust(b)		148,100	2,177,070

			2,926,908

INDUSTRIAL	0.9%
MACHINERY	0.5%
Deere & Co.		3,584	604,549

MACHINERY—FOREIGN	0.4%
CNH Industrial NV (United Kingdom) (EUR)		7,838	79,792
Kubota Corp. (Japan)		29,897	451,946

			531,738

TOTAL INDUSTRIAL			1,136,287

MARINE PORTS-FOREIGN	0.1%
COSCO SHIPPING Ports Ltd. (China) (HKD)		80,000	63,896

MATERIALS	6.9%
CHEMICALS	0.9%
CF Industries Holdings, Inc.		8,674	426,761
FMC Corp.		8,190	718,099

			1,144,860

CHEMICALS-FOREIGN	1.0%
Nutrien Ltd. (Canada)		18,493	922,431

		Shares	Value
Yara International ASA (Norway)		6,645	$286,174

			1,208,605

METALS & MINING	0.2%
Newmont Mining Corp.		3,038	115,201
Nucor Corp.		3,385	172,330

			287,531

METALS & MINING—FOREIGN	4.8%
Agnico Eagle Mines Ltd. (Canada)		1,908	102,252
Anglo American PLC (South Africa)		28,900	664,912
Barrick Gold Corp. (Canada)		20,588	356,790
BHP Group PLC (Australia)		52,307	1,114,176
Fortescue Metals Group Ltd. (Australia)		14,226	84,496
Franco-Nevada Corp. (Canada)		4,785	436,008
Glencore PLC (Switzerland) (GBP)		51,903	156,193
Lundin Mining Corp. (Chile) (CAD)		70,138	329,818
MMC Norilsk Nickel PJSC, ADR (Russia) (USD)		16,063	411,213
Newcrest Mining Ltd. (Australia)		26,737	627,103
Nippon Steel Corp. (Japan)		6,219	86,591
POSCO (South Korea)		1,222	231,906
Rio Tinto Ltd. (Australia)		8,618	539,036
Vale SA, ADR (Brazil) (USD)(b)		47,862	550,413
Wheaton Precious Metals Corp. (Canada)		4,253	111,599

			5,802,506

TOTAL MATERIALS			8,443,502

PIPELINES	0.7%
Antero Midstream Corp.		8,655	64,047
Cheniere Energy, Inc.(b)		6,657	419,791
Energy Transfer LP		12,317	161,106
Enterprise Products Partners LP		9,921	283,542

			928,486

PIPELINES—FOREIGN	2.3%
Enbridge, Inc. (Canada)		24,794	870,228
Infraestructura Energetica Nova SAB de CV (Mexico)(b)		27,885	110,966
Keyera Corp. (Canada)		6,849	166,307
Plains GP Holdings LP, Class A (Norway)		14,051	298,303
Targa Resources Corp. (Norway)		4,142	166,384
TC Energy Corp. (Canada)		11,592	600,227
Williams Cos., Inc./The (Norway)		21,516	517,675

		Shares	Value
			$2,730,090

RAILWAYS—FOREIGN	0.2%
Aurizon Holdings Ltd. (Australia)		42,661	169,885
West Japan Railway Co. (Japan)		1,500	126,673

			296,558

REAL ESTATE	25.8%
DATA CENTERS	1.0%
CyrusOne, Inc.		10,010	791,791
Digital Realty Trust, Inc.		348	45,174
Equinix, Inc.		718	414,142

			1,251,107

DATA CENTERS—FOREIGN	0.6%
InterXion Holding NV (Netherlands) (USD)(b)		8,675	706,666

DIVERSIFIED—FOREIGN	5.6%
Activia Properties, Inc. (Japan)		93	474,784
CA Immobilien Anlagen AG (Austria)		5,267	186,862
Castellum AB (Sweden)		15,403	329,839
Charter Hall Group (Australia)		44,691	351,413
City Developments Ltd. (Singapore)		47,500	337,481
Covivio (France)		2,565	271,465
Fastighets AB Balder, Class B (Sweden)(b)		5,469	207,114
Invincible Investment Corp. (Japan)		505	311,524
Keppel DC REIT (Singapore)		180,000	248,743
LondonMetric Property PLC (United Kingdom)		72,271	193,183
Merlin Properties Socimi SA (Spain)		9,180	128,173
Mirvac Group (Australia)		240,330	496,365
Mitsui Fudosan Co., Ltd. (Japan)		16,700	413,774
Mitsui Fudosan Logistics Park, Inc. (Japan)		53	220,823
New World Development Co., Ltd. (Hong Kong)		312,611	406,035
NIPPON REIT Investment Corp. (Japan)		65	271,422
Nomura Real Estate Master Fund, Inc. (Japan)		199	359,258
Orix JREIT, Inc. (Japan)		48	104,768
Sumitomo Realty & Development Co., Ltd. (Japan)		14,700	559,178
Sun Hung Kai Properties Ltd. (Hong Kong)		44,500	640,443
Tokyu Fudosan Holdings Corp. (Japan)		51,846	330,376

			6,843,023

HEALTH CARE	1.8%
Sabra Health Care REIT, Inc.		23,335	535,772

		Shares	Value
Welltower, Inc.		18,311	$1,659,892

			2,195,664

HEALTH CARE—FOREIGN	0.2%
Assura PLC (United Kingdom)		203,072	178,027
Parkway Life Real Estate Investment Trust (Singapore)		27,100	61,370

			239,397

HOTEL	0.7%
Park Hotels & Resorts, Inc.		19,354	483,269
Pebblebrook Hotel Trust		13,184	366,779

			850,048

INDUSTRIALS	1.2%
Americold Realty Trust		9,253	343,009
Prologis, Inc.		13,232	1,127,631

			1,470,640

INDUSTRIALS—FOREIGN	0.6%
GLP J-REIT (Japan)		106	140,582
Goodman Group (Australia)		16,489	157,813
Nippon Prologis REIT, Inc. (Japan)		27	73,939
Segro PLC (United Kingdom)		36,768	366,547

			738,881

NET LEASE	1.0%
VEREIT, Inc.		67,538	660,522
VICI Properties, Inc.		24,468	554,200

			1,214,722

OFFICE	1.0%
Columbia Property Trust, Inc.		18,688	395,251
Kilroy Realty Corp.		11,042	860,062

			1,255,313

OFFICE—FOREIGN	1.3%
Allied Properties REIT (Canada)		8,295	335,406
Alstria Office REIT AG (Germany)		7,759	133,112
Derwent London PLC (United Kingdom)		2,835	117,471
Entra ASA, 144A(Norway)(a)		24,575	385,198
Gecina SA (France)		994	156,228
Inmobiliaria Colonial Socimi SA (Spain)		12,953	156,288

		Shares	Value
Nippon Building Fund, Inc. (Japan)		48	$368,462

			1,652,165

RESIDENTIAL	3.3%
Equity Residential		7,627	657,905
Invitation Homes, Inc.		27,541	815,489
Sun Communities, Inc.		4,232	628,240
UDR, Inc.		40,662	1,971,294

			4,072,928

RESIDENTIAL—FOREIGN	2.2%
Aedifica SA (Belgium)		1,457	168,652
Boardwalk REIT(Canada)		14,592	489,135
Deutsche Wohnen SE (Germany)		9,208	336,114
Hemfosa Fastigheter AB (Sweden)		17,733	179,599
LEG Immobilien AG (Germany)		6,703	767,123
Shimao Property Holdings Ltd. (China) (HKD)		105,500	308,247
UNITE Group PLC (United Kingdom)		19,536	262,304
Vonovia SE (Germany)		2,676	135,773

			2,646,947

RETAIL—FOREIGN	1.3%
Catena AB (Sweden)		5,845	191,784
Japan Retail Fund Investment Corp. (Japan)		77	162,795
Klepierre SA (France)		12,744	432,823
Link REIT (Hong Kong)		71,000	783,131

			1,570,533

SELF STORAGE	1.0%
Extra Space Storage, Inc.		7,512	877,552
Public Storage		1,269	311,247

			1,188,799

SELF STORAGE—FOREIGN	0.1%
Safestore Holdings PLC (United Kingdom)		18,701	153,714

SHOPPING CENTERS	2.9%
Kimco Realty Corp.		32,703	682,839
Macerich Co. (The)		12,063	381,070
Realty Income Corp.		9,299	713,047
Regency Centers Corp.		10,103	702,057
Simon Property Group, Inc.		4,150	645,948
SITE Centers Corp.		16,021	242,077

		Shares	Value
Taubman Centers, Inc.		3,273	$133,637

			3,500,675

TOTAL REAL ESTATE			31,551,222

TOLL ROADS—FOREIGN	0.8%
Transurban Group (Australia)		19,729	195,613
Vinci SA (France)		6,827	735,329

			930,942

WATER—UTILITIES	0.4%
American Water Works Co., Inc.		3,843	477,416

WATER—UTILITIES—FOREIGN	0.4%
Guangdong Investment Ltd. (China)		63,339	123,967
United Utilities Group PLC (United Kingdom)		41,452	420,888

			544,855

TOTAL COMMON STOCK (Identified cost—$58,872,473)			70,442,088

PREFERRED SECURITIES—$25 PAR VALUE	0.4%
BANKS	0.4%
GMAC Capital Trust I, 7.943%, (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		7,201	188,738
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(d),(e)		12,900	353,718

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$532,779)			542,456

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	11.3%
BANKS	1.2%
Citigroup, Inc., 6.125% to 11/15/20, Series R(d),(e)		$460,000	473,041
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(d),(e)		200,000	202,035
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(d),(e)		375,000	400,181
Wells Fargo & Co., 5.889% (3 Month US LIBOR + 3.77%), Series K (FRN)(c),(d)		425,000	430,844

			1,506,101

		Principal Amount	Value
BANKS—FOREIGN	0.6%
BNP Paribas SA, 7.625% to 3/30/21, 144 (France) (USD)(a),(d),(e),(f)		$250,000	$263,525
DNB Bank ASA, 6.50% to 3/26/22 (Norway) (USD)(d),(e),(f),(g)		200,000	209,750
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland) (USD)(d),(e),(f),(g)		250,000	262,813

			736,088

ELECTRIC	0.6%
Dominion Energy, Inc., 2.715%, due 8/15/21		405,000	407,830
Dominion Energy, Inc., 3.071%, due 8/15/24		180,000	184,410
DTE Energy Co., 2.529%, due 10/1/24, Series C		125,000	125,533

			717,773

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.5%
Caterpillar Financial Services Corp., 3.15%, due 9/7/21, Series MTN		175,000	178,674
Ford Motor Credit Co. LLC, 4.25%, due 9/20/22		200,000	204,846
GE Capital International Funding Co., 2.342%, due 11/15/20		200,000	199,567

			583,087

INDUSTRIAL	0.2%
General Electric Co., 4.375%, due 9/16/20, Series MTN		160,000	162,789
John Deere Capital Corp., 3.20%, due 1/10/22, Series MTN		100,000	102,820

			265,609

INSURANCE	1.9%
LIFE/HEALTH INSURANCE	0.5%
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(e)		527,000	568,651

LIFE/HEALTH INSURANCE—FOREIGN	0.8%
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan) (USD)(a),(d),(e)		850,000	913,002

PROPERTY CASUALTY—FOREIGN	0.6%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan) (USD)(a),(e)		700,000	765,814

TOTAL INSURANCE			2,247,467

		Principal Amount		Value
INTEGRATED TELECOMMUNICATIONS SERVICES	1.2%
AT&T, Inc., 3.00%, due 6/30/22		$865,000		$883,631
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)		593	†	614,644

				1,498,275

MEDIA	0.3%
Comcast Corp., 3.30%, due 10/1/20		100,000		101,377
Comcast Corp., due 10/1/21		200,000		206,021

				307,398

REAL ESTATE	4.7%
DIVERSIFIED	0.7%
National Retail Properties, Inc., 3.80%, due 10/15/22		575,000		597,184
National Retail Properties, Inc., due 6/15/24		185,000		195,717

				792,901

HEALTH CARE	0.6%
Senior Housing Properties Trust, due 12/15/21		395,000		421,825
Welltower, Inc., 3.95%, due 9/1/23		165,000		174,896
Welltower, Inc., 3.625%, due 3/15/24		125,000		131,336

				728,057

NET LEASE	0.6%
Duke Realty LP, 3.625%, due 4/15/23		304,000		316,505
Spirit Realty Capital, Inc., 3.75%, due 5/15/21		250,000		256,175
WP Carey, Inc., 4.60%, due 4/1/24		175,000		187,251

				759,931

OFFICE	1.1%
Alexandria Real Estate Equities, Inc., 3.90%, due 6/15/23		85,000		89,804
Alexandria Real Estate Equities, Inc., due 1/15/24		76,000		81,151
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		275,000		286,886
Corporate Office Properties LP, due 5/15/23		658,000		670,681
Corporate Office Properties LP, due 6/15/21		250,000		252,874

				1,381,396

RESIDENTIAL	0.3%
Essex Portfolio LP, 3.375%, due 1/15/23		400,000		412,651

SELF STORAGE	0.4%
CubeSmart LP, 4.80%, due 7/15/22		160,000		169,310
CubeSmart LP, 4.375%, due 12/15/23		258,000		275,293

				444,603

		Principal Amount	Value
SHOPPING CENTERS	0.3%
Weingarten Realty Investors, due 1/15/24		$200,000	$212,550
Weingarten Realty Investors, due 4/15/23		156,000	160,283

			372,833

SPECIALTY	0.7%
Digital Realty Trust LP, 3.625%, due 10/1/22		170,000	176,066
Equinix, Inc., 5.375%, due 1/1/22		500,000	512,500
VEREIT Operating Partnership LP, due 6/1/21		172,000	176,558

			865,124

TOTAL REAL ESTATE			5,757,496

UTILITIES—REGULATED ELECTRIC	0.1%
WEC Energy Group, Inc., 3.10%, due 3/8/22		150,000	153,412

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$13,655,601)			13,772,706

CORPORATE BONDS	1.6%
FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.3%
General Motors Financial Co., Inc., 3.8534% (3 Month US LIBOR + 1.55%), due 1/14/22, (FRN)(c)		100,000	100,758
Morgan Stanley, 5.55% to 7/15/20, Series J(d),(e)		205,000	207,886

			308,644

INTEGRATED TELECOMMUNICATIONS SERVICES	0.4%
Verizon Communications, Inc., due 3/15/21		575,000	587,487

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.1%
Vodafone Group PLC, 3.3123% (3 Month US LIBOR + 0.99%), due 1/16/24 (United Kingdom) (FRN) (USD)(c)		75,000	75,695

PIPELINES	0.1%
Enterprise Products Operating LLC, 5.25%, due 1/31/20		80,000	80,739

REAL ESTATE	0.3%
DIVERSIFIED	0.1%
Office Properties Income Trust, due 2/1/20		100,000	100,229

FINANCE	0.2%
iStar, Inc., due 7/1/21		225,000	228,966

TOTAL REAL ESTATE			329,195

		Principal Amount	Value
UTILITIES	0.4%
REGULATED ELECTRIC
WEC Energy Group, Inc., 3.375%, due 6/15/21		$500,000	$510,977

TOTAL CORPORATE BONDS (Identified cost—$1,869,701)			1,892,737

U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.9%
U.S. Treasury Inflation Indexed Bonds, 1.25%, due 7/15/20		1,117,590	1,122,752

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$1,128,917)			1,122,752

		Shares
SHORT-TERM INVESTMENTS	27.9%
MONEY MARKET FUNDS	4.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(h)		5,523,215	5,523,215

		Principal Amount
U.S. TREASURY BILLS	23.4%
U.S. Treasury Bills, 2.057%, due 10/17/19(i)		$5,640,000	5,634,843
U.S. Treasury Bills, 2.582%, due 10/10/19(i)		1,728,000	1,726,884
U.S. Treasury Bills, 2.65%, due 11/7/19(i)		4,454,000	4,441,869
U.S. Treasury Bills, 1.945%, due 11/21/19(i)		4,040,000	4,028,868
U.S. Treasury Bills, 2.325%, due 11/21/19(i)		4,830,000	4,814,091
U.S. Treasury Bills, 1.845%, due 2/20/20(i)		1,410,000	1,400,073
U.S. Treasury Bills, 2.457%, due 2/27/20(i),(j)		6,530,000	6,481,955

			28,528,583

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$34,033,090)			34,051,798

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$110,092,561)	99.7%		121,824,537
OTHER ASSETS IN EXCESS OF LIABILITIES(l)	0.3		385,624

NET ASSETS	100.0%		$122,210,161

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $3,680,275 which represents 3.0% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Variable rate. Rate shown is in effect at September 30, 2019.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $736,088 or 0.6% of the net assets of the Fund.

(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $472,563 which represents 0.4% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Rate quoted represents the annualized seven-day yield.
(i)	The rate shown is the effective yield on the date of purchase.
(j)	All or a portion of this security has been pledged as collateral for futures contracts. $3,214,177 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(k)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at September 30, 2019.

Country Summary	% of Assets
United States	68.6
Japan	5.2
Canada	4.4
Australia	3.2
France	2.5
United Kingdom	2.5
Hong Kong	1.9
Netherlands	1.6
Russia	1.3
Norway	1.2
Germany	1.1
China	0.8
Brazil	0.7
Singapore	0.7
Sweden	0.7
Spain	0.6
South Africa	0.5
Switzerland	0.5
Other	2.0

100.0

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	31	October 16, 2019	$1,416,995	$1,323,312	$(93,683)
Aluminum HG LME	42	November 20, 2019	1,967,791	1,807,837	(159,954)
Aluminum HG LME	60	January 13, 2020	2,697,122	2,576,250	(120,872)
Brent Crude Oil(a)	59	November 29, 2019	3,531,934	3,450,320	(81,614)
Coffee C	11	December 18, 2019	425,661	417,244	(8,417)
Copper	36	March 27, 2020	2,387,601	2,330,550	(57,051)
Copper	15	December 27, 2019	982,038	966,938	(15,100)
Corn	100	December 13, 2019	2,150,080	1,940,000	(210,080)
Gasoline	7	October 31, 2019	446,436	460,551	14,115
Gasoline	8	November 29, 2019	515,349	513,778	(1,571)
Gold	2	December 27, 2019	296,807	294,580	(2,227)
Gold	31	April 28, 2020	4,724,827	4,603,810	(121,017)
KC Wheat	17	December 13, 2019	343,357	352,750	9,393
Lean Hogs	30	December 13, 2019	775,804	871,200	95,396
Lean Hogs	7	June 12, 2020	251,002	258,230	7,228
Light Sweet Crude Oil(a)	51	December 19, 2019	2,830,794	2,738,700	(92,094)
Light Sweet Crude Oil(a)	14	October 22, 2019	794,117	756,980	(37,137)
Live Cattle	24	April 30, 2020	1,091,105	1,143,120	52,015
Low Sulphur Gasoil	3	November 12, 2019	163,866	175,950	12,084
Low Sulphur Gasoil	15	December 12, 2019	944,882	869,625	(75,257)
Natural Gas	47	October 29, 2019	1,053,874	1,095,100	41,226
Natural Gas	44	February 26, 2020	1,171,426	1,101,760	(69,666)
Nickel LME	14	October 16, 2019	1,109,623	1,444,716	335,093
Nickel LME	3	December 18, 2019	315,838	307,170	(8,668)
Nickel LME	30	November 18, 2019	2,511,970	3,079,800	567,830
NY Harbor ULSD	9	March 31, 2020	678,403	689,245	10,842
NY Harbor ULSD	6	November 29, 2019	516,707	475,877	(40,830)
Silver	16	May 27, 2020	1,462,078	1,376,480	(85,598)
Silver	2	December 27, 2019	172,936	169,980	(2,956)
Soybean	44	November 14, 2019	1,942,616	1,993,200	50,584
Soybean	6	January 14, 2020	268,021	275,850	7,829
Soybean	40	May 14, 2020	1,833,841	1,878,000	44,159
Soybean Meal	34	January 14, 2020	1,018,198	1,029,520	11,322
Soybean Oil	58	December 13, 2019	984,726	1,011,984	27,258
Sugar 11	30	February 28, 2020	402,543	425,040	22,497
Sugar 11	71	April 30, 2020	1,016,825	1,013,880	(2,945)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Wheat	6	December 13, 2019	$141,780	$148,725	$6,945
Zinc LME	17	October 16, 2019	1,024,330	1,033,387	9,057
Zinc LME	7	November 20, 2019	414,613	422,013	7,400
Zinc LME	40	December 18, 2019	2,499,869	2,391,500	(108,369)
SHORT FUTURES OUTSTANDING
Aluminum HG LME	31	October 16, 2019	(1,365,167)	(1,323,313)	41,854
Aluminum HG LME	34	November 20, 2019	(1,553,044)	(1,463,488)	89,556
Aluminum HG LME	30	January 13, 2020	(1,382,969)	(1,288,125)	94,844
Brent Crude Oil[a]	5	April 30, 2020	(304,848)	(284,150)	20,698
Brent Crude Oil[a]	15	October 30, 2020	(905,322)	(838,950)	66,372
Cattle Feeder	12	January 30, 2020	(812,295)	(829,950)	(17,655)
Copper	10	December 29, 2020	(662,338)	(655,500)	6,838
Light Sweet Crude Oil(a)	16	May 19, 2020	(886,428)	(828,320)	58,108
Nickel LME	14	October 16, 2019	(1,300,268)	(1,444,716)	(144,448)
Nickel LME	19	November 18, 2019	(1,633,380)	(1,950,540)	(317,160)
Nickel LME	3	December 18, 2019	(205,364)	(307,170)	(101,806)
NY Harbor ULSD	3	October 31, 2019	(225,347)	(239,047)	(13,700)
Soybean	27	November 13, 2020	(1,273,961)	(1,288,237)	(14,276)
Soybean Meal	16	December 13, 2019	(480,579)	(481,600)	(1,021)
Zinc LME	17	October 16, 2019	(971,925)	(1,033,387)	(61,462)
Zinc LME	14	November 20, 2019	(797,459)	(844,025)	(46,566)
Zinc LME	23	December 18, 2019	(1,494,236)	(1,375,113)	119,123

					$(283,534)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
ULSD	Ultra Low Sulfur Diesel

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter(OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$70,442,088	$70,442,088	$—	$—
Preferred Securities—$25 Par Value	542,456	542,456	—	—
Preferred Securities—Capital Securities	13,772,706	—	13,772,706	—
Corporate Bonds	1,892,737	—	1,892,737	—
U.S. Treasury Inflation—Protected Securities	1,122,752	—	1,122,752	—
Short-Term Investments	34,051,798	—	34,051,798	—

Total Investments in Securities(a)	$121,824,537	$70,984,544	$50,839,993	$—

Futures Contracts	$1,829,666	$1,829,666	$—	$—

Total Derivative Assets(a)	$1,829,666	$1,829,666	$—	$—

Futures Contracts	$(2,113,200)	$(2,113,200)	$—	$—

Total Derivative Liabilities(a)	$(2,113,200)	$(2,113,200)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s futures contracts activity during the nine months ended September 30, 2019:

Futures Contracts
Average Notional Balance—Long	$45,636,448
Average Notional Balance—Short	(12,987,226)